WARRANTS	9 Months Ended
Sep. 30, 2024
Warrants
WARRANTS

NOTE 11 - WARRANTS

Common warrants issued and outstanding as of September 30, 2024 and December 31, 2023, were 902,113. There were no changes in the warrants outstanding during the period.

As of September 30, 2024, the Company’s warrants by expiration date were as follows:

Number of Common Warrants	Exercise Price	Expiration Date
802,113	$2.80	September 15, 2026
100,000	$5.00	May 23, 2027
902,113

ALGORHYTHM HOLDINGS, INC. and SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2024 and 2023

(Unaudited)